UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7138

Name of Fund:  MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                           Face
                         Amount   Municipal Bonds                                                                        Value
New Jersey - 146.2%   $  2,800   Cherry Hill Township, New Jersey, GO, Refunding, 4.125% due 7/15/2022 (e)            $     2,738

                         1,000   Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (e)(j)                    1,049

                                 Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue Refunding
                                 Bonds:
                         1,875       5% due 7/01/2023                                                                       1,966
                         1,000       5% due 7/01/2028                                                                       1,043

                         2,500   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                 Series 396, 9.373% due 1/01/2019 (d)(i)                                                    3,035

                           540   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due
                                 10/01/2028 (c)                                                                               568

                         6,925   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.12%** due 11/01/2023 (d)                                                       3,030

                                 Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A (d):
                         2,605       5.80% due 11/01/2022                                                                   2,995
                         3,300       5.75% due 11/01/2028                                                                   3,992

                         2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                                 Revenue Refunding Bonds (Waste Management Inc. Project), Series A, 6.85% due
                                 12/01/2029                                                                                 2,227

                         1,000   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (e)                        1,209

                         8,250   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                 Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (c)                             8,802

                                 Jackson Township, New Jersey, School District, GO (c):
                         2,880       5% due 4/15/2017                                                                       3,088
                         5,200       5% due 4/15/2020                                                                       5,541

                         3,750   Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25%
                                 due 1/01/2014 (a)                                                                          4,422

                         3,000   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)                         3,155

                                 Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Bonds (a):
                           735       5.20% due 12/01/2014                                                                     796
                         2,305       5.25% due 12/01/2015                                                                   2,501


Portfolio Abbreviations


To simplify the listings of MuniYield New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
ED         Economic Development Revenue Bonds
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds



MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)

                           Face
                         Amount   Municipal Bonds                                                                       Value
New Jersey                       Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
(concluded)                      Refunding Bonds (a):
                      $  1,695       5% due 12/01/2017                                                                $     1,823
                         1,520       5% due 12/01/2018                                                                      1,632
                         1,540       5% due 12/01/2019                                                                      1,651

                         2,260   New Jersey Building Authority, State Building Revenue Refunding Bonds, Series B,
                                 5.25% due 12/15/2015 (c)                                                                   2,525

                                 New Jersey EDA, Cigarette Tax Revenue Bonds:
                         1,060       5.625% due 6/15/2019                                                                   1,138
                           785       5.75% due 6/15/2029                                                                      841
                           225       5.50% due 6/15/2031                                                                      236
                           465       5.75% due 6/15/2034                                                                      496

                         1,685   New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)       1,795

                         1,000   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                                 due 1/01/2028                                                                              1,008

                         1,700   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A,
                                 5.50% due 1/01/2018                                                                        1,728

                                 New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (e):
                         3,325       4.95%** due 7/01/2021                                                                  1,652
                         3,900       5% due 7/01/2029                                                                       4,127
                         8,500       5.25% due 7/01/2033                                                                    9,198
                         1,765       5% due 7/01/2034                                                                       1,862

                                 New Jersey EDA, School Facilities Construction Revenue Bonds:
                         3,390       Series F, 5% due 6/15/2013 (c)(h)                                                      3,707
                         1,265       Series I, 5% due 9/01/2014 (h)                                                         1,388
                         3,500       Series L, 5% due 3/01/2030 (d)                                                         3,713

                         6,500   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                 5.25% due 12/15/2017 (c)                                                                   7,237

                         2,000   New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series C, 5%
                                 due 3/01/2027 (d)                                                                          2,122

                         5,070   New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                 Inc. Project), Series A, 6.875% due 11/01/2034 (c)                                         5,188

                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                         1,125       (Somerset Medical Center), 5.50% due 7/01/2033                                         1,151
                         4,000       (South Jersey Hospital), 6% due 7/01/2026                                              4,319

                         2,100   New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2035 (f)                                               2,185

                                 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                           615       (Atlantic City Medical Center), 6.25% due 7/01/2017                                      698
                         1,315       (Atlantic City Medical Center), 5.75% due 7/01/2025                                    1,417
                         2,425       (Holy Name Hospital), 6% due 7/01/2025                                                 2,528
                         2,250       (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (d)                     2,414
                           285       (Saint Clare's Hospital Inc.), Series A, 4.25% due 7/01/2017 (f)                         283

                                 New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center) (e):
                         2,000       5% due 9/01/2017                                                                       2,116
                         1,000       5.50% due 3/01/2022                                                                    1,159

                         3,200   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              3,437

                                 New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C (e):
                         1,315       5.125% due 7/01/2028                                                                   1,404
                         1,185       5% due 7/01/2034                                                                       1,250

                                 New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                         3,185       (Montclair State University), Series L, 5% due 7/01/2034 (e)                           3,361
                           530       (Rowan University), 4.50% due 7/01/2027 (a)                                              533
                           555       (Rowan University), Series C, 5% due 7/01/2031 (c)                                       580
                         1,440       (William Paterson University), Series E, 5.375% due 7/01/2017 (g)                      1,583
                         1,725       (William Paterson University), Series E, 5% due 7/01/2021 (g)                          1,832

                         3,500   New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015 (d)                         3,925

                         6,075   New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                 AMT, Series A, 5.30% due 6/01/2017 (a)                                                     6,241

                                 New Jersey State Housing and Mortgage Finance Agency:
                         3,150       Home Buyer Revenue Bonds, AMT, Series CC, 5.80% due 10/01/2020 (e)                     3,310
                         4,425       Capital Fund Program Revenue Bonds, Series A, 4.70% due 11/01/2025 (d)                 4,501
                         2,780       M/F Revenue Bonds, AMT, Series A, 4.90% due 11/01/2035 (c)                             2,811
                         1,025       M/F Revenue Bonds, Series D, 4.60% due 11/01/2025 (c)                                  1,030

                         1,500   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 5% due 6/15/2008 (d)(h)                                                   1,582

                                 New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B (e):
                         2,920       5.50% due 12/15/2015                                                                   3,321
                         3,600       5.50% due 12/15/2021                                                                   4,192

                         3,005   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%** due
                                 1/01/2035 (a)                                                                              1,952

                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds:
                         2,500       Series A, 5.75% due 1/01/2010 (e)(h)                                                   2,765
                         1,835       Series C-1, 4.50% due 1/01/2031 (a)                                                    1,835

                         1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                                 6.125% due 6/01/2094                                                                       1,206

                         4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                 Class R, Series 10, 9.074% due 1/15/2017 (d)(i)                                            4,463

                         3,180   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                 Series 153, 7.85% due 9/15/2012 (c)(i)                                                     3,383

                         4,100   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                 Appreciation), Series A, 4.74%** due 9/01/2026 (e)                                         1,522

                         2,200   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2023     2,294

                         1,715   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041     2,074

                                 Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                 (Ogden Martin System of Union, Inc.), AMT, Series A (a):
                         1,590       5.375% due 6/01/2017                                                                   1,668
                         1,670       5.375% due 6/01/2018                                                                   1,752

                                 University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                           570       5.50% due 12/01/2018                                                                     635
                         1,145       5.50% due 12/01/2019                                                                   1,276
                         1,130       5.50% due 12/01/2020                                                                   1,255
                           865       5.50% due 12/01/2021                                                                     961


Puerto Rico - 11.6%      1,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (e)                                    1,594

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
                         1,830       Series HH, 5.25% due 7/01/2029 (d)                                                     1,973
                         2,000       Series RR, 5% due 7/01/2028 (b)                                                        2,130

                         1,500   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP, 5%
                                 due 7/01/2025 (c)                                                                          1,600

                         2,110   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 9.64% due 11/15/2030 (i)     2,617

                         5,250   Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 7.876%
                                 due 7/01/2021 (e)(i)                                                                       5,883

                                 Total Municipal Bonds (Cost - $202,191) - 157.8%                                         215,225


                        Shares
                          Held   Short-Term Securities
                         2,503   CMA New Jersey Municipal Money Fund (k)                                                    2,503

                                 Total Short-Term Securities (Cost - $2,503) - 1.8%                                         2,503

                                 Total Investments (Cost - $204,694*) - 159.6%                                            217,728
                                 Liabilities in Excess of Other Assets - (5.7%)                                           (7,767)
                                 Preferred Stock, at Redemption Value - (53.9%)                                          (73,549)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   136,412
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $       204,694
                                                            ===============
    Gross unrealized appreciation                           $        13,120
    Gross unrealized depreciation                                      (86)
                                                            ---------------
    Net unrealized appreciation                             $        13,034
                                                            ===============

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Radian Insured.

(g) XL Capital Insured.

(h) Prerefunded.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) All or a portion of security held as collateral in connection with open financial futures contracts.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA New Jersey Municipal
       Money Fund                                 (25)              $   19


    Financial futures contracts sold as of July 31, 2005 were as follows:

                                                              (in Thousands)

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Appreciation

      105       10-Year U.S.        September
               Treasury Bond           2005        $  11,796       $   142


    Forward interest rate swaps as of July 31, 2005 were as follows:

                                                              (in Thousands)

                                                  Notional        Unrealized
                                                   Amount       Depreciation

    Pay a fixed rate of 3.82% and receive a
    floating rate based on 1-week USD Bond
    Market Association Rate

    Broker, JPMorgan Chase Bank
       Expires November 2018                    $    1,520        $      (8)

    Pay a fixed rate of 4.042% and receive a floating rate based on 1-week USD Bond
    Market Association Rate

    Broker, JPMorgan Chase Bank
        Expires August 2026                     $    3,210              (35)
                                                                  ----------
    Total                                                         $     (43)
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield New Jersey Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield New Jersey Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield New Jersey Insured Fund, Inc.


Date: September 23, 2005